Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing, How MNPI Considered	Equity awards are discretionary and are generally granted to our named executive officers on March
15th of the applicable fiscal year. In certain circumstances, including the hiring or promotion of an officer, the Compensation and Human Capital Committee may approve grants to be effective at other times.
The Company does not currently grant awards of stock options, stock appreciation rights, or similar option-like awards as part of its compensation program. The Company does not time the disclosure of material non-public information, or the granting of equity awards, for the purpose of impacting the value of executive compensation.